Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Capital Group Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Bond ETF
Class Name	Capital Group Core Bond ETF
Trading Symbol	CGCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Bond ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 13	0.27% *
*Annualized.
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 5,569,000,000
Holdings Count | Holding	773
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 5,569
Total number of portfolio holdings	773
Portfolio turnover rate including mortgage dollar roll transactions	92%
Portfolio turnover rate excluding mortgage dollar roll transactions	26%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	46.64%
Mortgage-backed obligations	25.59%
U.S. Treasury bonds & notes	15.47%
Asset-backed obligations	9.39%
Bonds & notes of governments & government agencies outside the U.S.	1.37%
Loans	0.10%
Municipals	0.01%
TBA sale commitments:
Mortgage-backed obligations	(1.06) %
Short-term securities & other assets less liabilities	2.49 * %
Total	100.00%
*Includes derivatives.

Capital Group Core Plus Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Plus Income ETF
Class Name	Capital Group Core Plus Income ETF
Trading Symbol	CGCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Plus Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 17	0.34% *
*Annualized.
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 8,328,000,000
Holdings Count | Holding	1,487
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 8,328
Total number of portfolio holdings	1,487
Portfolio turnover rate including mortgage dollar roll transactions	108%
Portfolio turnover rate excluding mortgage dollar roll transactions	48%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
Corporate bonds and notes	34.20%
Mortgage-backed obligations	30.51%
U.S. Treasury bonds & notes	24.75%
Asset-backed obligations	6.85%
Bonds & notes of governments & government agencies outside the U.S.	1.84%
Loans	0.38%
Municipals	0.05%
Equities:
Convertible stocks	0.03%
Common stocks	0.03%
TBA sale commitments:
Mortgage-backed obligations	(0.28) %
Short-term securities & other assets less liabilities	1.64 * %
Total	100.00%
*Includes derivatives.

Capital Group High Yield Bond ETF
Shareholder Report [Line Items]
Fund Name	Capital Group High Yield Bond ETF
Class Name	Capital Group High Yield Bond ETF
Trading Symbol	CGHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group High Yield Bond ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHY	$ 20	0.39% *
*Annualized.
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 116,815,000
Holdings Count | Holding	345
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 116,815
Total number of portfolio holdings	345
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group International Bond ETF (USD-Hedged)
Shareholder Report [Line Items]
Fund Name	Capital Group International Bond ETF(USD-Hedged)
Class Name	Capital Group International Bond ETF(USD-Hedged)
Trading Symbol	CGIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 22	0.45% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 275,676,000
Holdings Count | Holding	386
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in thousands)	$ 275,676
Total number of portfolio holdings	386
Portfolio turnover rate including mortgage dollar roll transactions	67%
Portfolio turnover rate excluding mortgage dollar roll transactions	67%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal Income ETF
Class Name	Capital Group Municipal Income ETF
Trading Symbol	CGMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 14	0.27% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 6,342,000,000
Holdings Count | Holding	2,346
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,342
Total number of portfolio holdings	2,346
Portfolio turnover rate	14%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Municipal High-Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Municipal High-Income ETF
Class Name	Capital Group Municipal High-Income ETF
Trading Symbol	CGHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Municipal High-Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 3,195,000,000
Holdings Count | Holding	3,499
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 3,195
Total number of portfolio holdings	3,499
Portfolio turnover rate	9%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Short Duration Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Income ETF
Class Name	Capital Group Short Duration Income ETF
Trading Symbol	CGSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$ 12	0.25% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 2,341,000,000
Holdings Count | Holding	1,062
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 2,341
Total number of portfolio holdings	1,062
Portfolio turnover rate including mortgage dollar roll transactions	35%
Portfolio turnover rate excluding mortgage dollar roll transactions	21%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group Short Duration Municipal Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Short Duration Municipal Income ETF
Class Name	Capital Group Short Duration Municipal Income ETF
Trading Symbol	CGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$ 12	0.25% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 1,530,000,000
Holdings Count | Holding	1,014
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,530
Total number of portfolio holdings	1,014
Portfolio turnover rate	16%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Capital Group Ultra Short Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Ultra Short Income ETF
Class Name	Capital Group Ultra Short Income ETF
Trading Symbol	CGUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Ultra Short Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 9	0.18% *
*Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 291,191,000
Holdings Count | Holding	383
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 291,191
Total number of portfolio holdings	383
Portfolio turnover rate	35%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Capital Group U.S. Multi-Sector Income ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Multi-Sector Income ETF
Class Name	Capital Group U.S. Multi-Sector Income ETF
Trading Symbol	CGMS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$ 20	0.39% *
*Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 5,173,000,000
Holdings Count | Holding	1,502
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 5,173
Total number of portfolio holdings	1,502
Portfolio turnover rate including mortgage dollar roll transactions	18%
Portfolio turnover rate excluding mortgage dollar roll transactions	17%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.